Supplementary Balance Sheet Information - Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available- for- sale securities, Amortized cost		$ 6,076
Available- for- sale securities, Aggregate fair value		6,046
Available- for- sale securities, Unrealized losses		(30)
Long-Term Marketable Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available- for- sale securities, Amortized cost	$ 7,146	5,666
Available- for- sale securities, Aggregate fair value	7,012	5,637
Available- for- sale securities, Unrealized Gains	9
Available- for- sale securities, Unrealized losses	$ (143)	(29)
Short-Term Marketable Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available- for- sale securities, Amortized cost		410
Available- for- sale securities, Aggregate fair value		409
Available- for- sale securities, Unrealized losses		$ (1)